Consolidated Balance Sheets (Parenthetical)	Jun. 30, 2023 $ / shares shares
Preferred stock, par value | $ / shares	$ 0.001
Preferred stock, shares authorized	2,010,000
Common stock, par value | $ / shares	$ 0.001
Common stock, shares authorized	150,000,000
Common stock, shares issued	64,943,897
Common stock, shares outstanding	61,943,897
Treasury stock, shares	3,000,000
Series A Preferred Stock [Member]
Preferred stock, shares issued	28,000
Preferred stock, shares outstanding	28,000
Series B Preferred Stock [Member]
Preferred stock, shares issued	1,000
Preferred stock, shares outstanding	1,000
Series C Preferred Stock [Member]
Preferred stock, shares issued	3,100
Preferred stock, shares outstanding	3,100